Investments in Associates and Joint Ventures - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 $ / shares
Disclosure of transactions between related parties [Line Items]
interest rate description	Under the terms of the investment agreement signed at the start of 2014, Sanofi is required to compute the level of its ownership interest in Regeneron on a quarterly basis, and to maintain that interest at a level no lower than the highest percentage previously achieved in order to retain a designee on the Regeneron Board of Directors. Once Sanofi's ownership interest passes 25%, the minimum interest requirement is fixed at 25%. An amendment to that agreement was signed on January 8, 2018 (see Note G/).
Associates and joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Funding commitments to associates and joint ventures	€ 135
Regeneron [Member]
Disclosure of transactions between related parties [Line Items]
Stock market price per share | $ / shares		$ 375.96		$ 367.09		$ 542.87
Market value of investment	€ 7,487		€ 8,159		€ 11,523